Others - Summary of Gearing Ratios (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Others [Abstract]
Total affected liabilities	$ 748,725	$ 24,460	$ 275,255
Total capital	$ 640,451	$ 20,923	$ 561,990
Debt ratio	116.91%	116.91%	48.98%